Note 9 - Furniture, Fixtures and Equipment (Tables)	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of detailed information about property, plant and equipment [text block]
[US$ thousands]	Office properties	Furniture and fixtures	Equipment	Leasehold improvements	Total
Cost
Cost as of January 1, 2018	-	478	20,685	1,692	22,855
Additions	-	149	4,201	139	4,489
Disposals	-	-	-	-	-
Exchange rate differences	-	4	(312)	(93)	(401)
As of December 31, 2018	-	629	24,574	1,738	26,942

Adjustment for change in accounting policy (1)	6,739	-	8,230	-	14,969
Restated cost as of January 1, 2019	6,739	629	32,804	1,738	41,911
Additions	1,228	243	9,197	78	10,746
Disposals	-	-	(13,672)	-	(13,672)
Exchange rate differences	-	5	(321)	(69)	(384)
As of December 31, 2019	7,967	878	28,008	1,747	38,601

Depreciation and impairment
As of January 1, 2018	-	186	8,802	406	9,394
Depreciation for the year	-	116	5,001	243	5,360
Disposals	-	-	-	-	-
Exchange rate differences	-	21	28	(22)	26
As of December 31, 2018	-	324	13,831	628	14,780

Depreciation for the year	1,766	139	8,585	258	10,748
Disposals	-	-	(12,994)	-	(12,994)
Exchange rate differences	-	1	24	(17)	8
As of December 31, 2019	1,766	464	9,446	869	12,543

Net book value as of December 31, 2018	-	306	10,742	1,109	12,162
Net book value as of December 31, 2019	6,201	415	18,562	878	26,053

Disclosure of detailed information about the estimated useful lives of property, plant and equipment [text block]
	Office properties	Fixture and fittings	Equipment	Leasehold improvements
Useful life	Up to 6 years	Up to 5 years	Up to 10 years, or term of lease contract	Up to 6 years, or term of lease contract
Depreciation plan	Straight-line	Straight-line	Straight-line	Straight-line